LOSS ON SALE OF ASSETS AND AMORTIZATION OF DEFERRED GAINS (Details) $ in Thousands	1 Months Ended			3 Months Ended		12 Months Ended
	Nov. 30, 2015 USD ($)	Aug. 31, 2015 USD ($)	Apr. 30, 2015	Sep. 30, 2015	Mar. 31, 2014 USD ($)	Dec. 31, 2015 USD ($) vessel	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
gain/loss on sale of assets and deferred gains [Line Items]
Gain (Loss) on Disposition of Property Plant Equipment						$ 10,788	$ 0	$ 0
Number of newbuilding vessels expected to be delivered and sold						2
Number of newbuilding vessels delivered and sold				2
Number of newbuilding vessels converted and sold						2
Capesize Vessels [Member]
gain/loss on sale of assets and deferred gains [Line Items]
Gain (Loss) on Disposition of Property Plant Equipment						$ (2,062)	0	0
Capesize Newbuildings [Member]
gain/loss on sale of assets and deferred gains [Line Items]
Gain (Loss) on Disposition of Property Plant Equipment						(8,858)	0	0
Capesize Vessels [Member]
gain/loss on sale of assets and deferred gains [Line Items]
Gain (Loss) on Disposition of Property Plant Equipment					$ 0	132		$ 0
KSL Atlantic [Member]
gain/loss on sale of assets and deferred gains [Line Items]
Gain (Loss) on Disposition of Property Plant Equipment		$ (2,200)				$ (2,200)
KSL Atlantic, KSL Baltic, KSL Mediterranean, KSL Caribbean [Member]
gain/loss on sale of assets and deferred gains [Line Items]
Number of newbuilding vessels expected to be delivered and sold			4
KSL Atlantic and KSL Baltic [Member]
gain/loss on sale of assets and deferred gains [Line Items]
Number of newbuilding vessels delivered and sold | vessel						2
KSL Baltic [Member]
gain/loss on sale of assets and deferred gains [Line Items]
Gain (Loss) on Disposition of Property Plant Equipment	$ (100)					$ (100)	$ (100)
KSL Atlantic, KSL Baltic, KSL Mediterranean, KSL Caribbean [Member]
gain/loss on sale of assets and deferred gains [Line Items]
Number of newbuilding vessels expected to be delivered and sold			4			4
Fractus and Radiatus [Member]
gain/loss on sale of assets and deferred gains [Line Items]
Gain (Loss) on Disposition of Property Plant Equipment						$ (8,900)
Number of newbuilding vessels converted and sold	2
Proceeds from Sale of Property, Plant, and Equipment						$ (1,900)